Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (7,714)	$ (10,557)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	695	795
Stock-based compensation expense	694	1,469
Debt cost expense	43	272
Provision for bad debt expenses	21	5
Loss on disposal of fixed assets	2	58
Loss on extinguishment of debt	0	1,244
Changes in assets and liabilities:
Accounts receivable	(215)	(1,497)
Inventories	692	(1,372)
Prepaid expenses and other current assets	(179)	(79)
Other assets	10
Accounts payable	(83)	713
Accrued expenses	190	(216)
Accrued compensation	(182)	(1)
Deferred revenue	111	(86)
Advances from customers		(394)
Net cash used in operating activities	(5,915)	(9,646)
Cash flows from investing activities:
Purchases of property and equipment	(53)	(95)
Proceeds from disposal of fixed assets	3	5
Net cash used in investing activities	(50)	(90)
Cash flows from financing activities:
Proceeds from issuance of convertible debt - related party	6,500	2,000
Proceeds from promissory note - related party		5,000
Net proceeds from sale of common stock	0	878
Proceeds from exercise of stock options		99
Common stock repurchased	(28)	(36)
Payments of capital leases	(58)	(91)
Net cash provided by financing activities	6,414	7,850
Net increase (decrease) in cash and cash equivalents	449	(1,886)
Cash and cash equivalents at beginning of period	788	2,674
Cash and cash equivalents at end of period	1,237	788
Cash paid during the period for:
Income taxes	11	17
Interest	8	592
Non-cash financing activities:
Beneficial conversion feature	1,129
Net transfers of inventory to fixed assets for use as demonstration equipment	272	184
Capital lease write-off	17
Debt consolidation		$ 15,000